Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 20,000,000	$ 128,000,000
Accounts receivable	136,000,000	149,000,000
Taxes receivable	63,000,000	0
Inventory	230,000,000	220,000,000
Prepaids	13,000,000	12,000,000
Current assets	462,000,000	509,000,000
Non-current assets
Property, plant and equipment	1,427,000,000	1,402,000,000
Intangible assets	21,000,000	20,000,000
Deferred income tax assets	2,000,000	6,000,000
Other assets	9,000,000	5,000,000
Non-current assets	1,459,000,000	1,433,000,000
Assets	1,921,000,000	1,942,000,000
Current liabilities
Accounts payable and accrued liabilities	259,000,000	293,000,000
Accrued liability under ASPP	0	42,000,000
Taxes payable	1,000,000	28,000,000
Current liabilities	260,000,000	363,000,000
Non-current liabilities
Long-term debt	657,000,000	550,000,000
Recognised liabilities representing continuing involvement in derecognised financial assets	68,000,000
Other liabilities	40,000,000	34,000,000
Deferred income tax liabilities	192,000,000	172,000,000
Non-current liabilities	957,000,000	756,000,000
Shareholders’ equity	704,000,000	823,000,000
Liabilities and shareholders' equity	1,921,000,000	1,942,000,000
Securitisations
Non-current liabilities
Recognised liabilities representing continuing involvement in derecognised financial assets	$ 68,000,000	$ 0